Income Taxes - Schedule of Reconciliation of Changes in Deferred Taxes (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	¥ 280,088	¥ 95,383
Recognized in profit or (loss)	71,116	198,755
Recognized in other comprehensive income	6,891	(22,119)
Other	(22,503)	8,069
Net deferred tax liabilities, as of end of year	335,592	280,088
Research and development expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	217,010	136,230
Recognized in profit or (loss)	53,732	77,180
Recognized in other comprehensive income	0	0
Other	9,816	3,600
Net deferred tax liabilities, as of end of year	280,558	217,010
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	138,402	110,911
Recognized in profit or (loss)	64,265	20,482
Recognized in other comprehensive income	0	0
Other	(10,788)	7,009
Net deferred tax liabilities, as of end of year	191,879	138,402
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(68,509)	(71,759)
Recognized in profit or (loss)	5,332	9,249
Recognized in other comprehensive income	0	0
Other	(1,839)	(5,999)
Net deferred tax liabilities, as of end of year	(65,016)	(68,509)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(390,270)	(452,594)
Recognized in profit or (loss)	65,032	99,039
Recognized in other comprehensive income	0	0
Other	(16,599)	(36,715)
Net deferred tax liabilities, as of end of year	(341,837)	(390,270)
Financial assets measured at FVTOCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(7,639)	(5,128)
Recognized in profit or (loss)	0	0
Recognized in other comprehensive income	4,235	(2,056)
Other	1,119	(455)
Net deferred tax liabilities, as of end of year	(2,285)	(7,639)
Accrued expenses and provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	185,593	165,043
Recognized in profit or (loss)	(75,010)	7,469
Recognized in other comprehensive income	0	0
Other	7,624	13,081
Net deferred tax liabilities, as of end of year	118,207	185,593
Defined benefit plans
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	14,728	6,406
Recognized in profit or (loss)	(3,768)	667
Recognized in other comprehensive income	2,231	2,170
Other	375	5,485
Net deferred tax liabilities, as of end of year	13,566	14,728
Deferred income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	5,493	7,432
Recognized in profit or (loss)	(875)	(1,955)
Recognized in other comprehensive income	0	0
Other	41	16
Net deferred tax liabilities, as of end of year	4,659	5,493
Unused tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	88,671	101,092
Recognized in profit or (loss)	(36,355)	(15,970)
Recognized in other comprehensive income	0	0
Other	2,973	3,549
Net deferred tax liabilities, as of end of year	55,289	88,671
Tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	46,159	52,091
Recognized in profit or (loss)	(21,469)	(11,230)
Recognized in other comprehensive income	0	0
Other	2,664	5,298
Net deferred tax liabilities, as of end of year	27,354	46,159
Investments in subsidiaries and associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(26,801)	(36,838)
Recognized in profit or (loss)	17,595	10,183
Recognized in other comprehensive income	0	0
Other	(361)	(146)
Net deferred tax liabilities, as of end of year	(9,567)	(26,801)
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	21,645	38,480
Recognized in profit or (loss)	2,969	2,227
Recognized in other comprehensive income	3,775	(19,062)
Other	1,461	0
Net deferred tax liabilities, as of end of year	29,850	21,645
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	55,606	44,017
Recognized in profit or (loss)	(332)	1,414
Recognized in other comprehensive income	(3,350)	(3,171)
Other	(18,989)	13,346
Net deferred tax liabilities, as of end of year	¥ 32,935	¥ 55,606